OTHER FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2020
Other financial income (expenses), net [Abstract]
OTHER FINANCIAL INCOME (EXPENSES), NET	OTHER FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2020	2019	2018

Interest expense	(46,644)	(88,284)	(131,172)

Finance expense	(46,644)	(88,284)	(131,172)

Interest income	49,421	29,071	21,236

Finance income	49,421	29,071	21,236

Net foreign exchange gain (loss)	3,379	(136,897)	(177,645)
Inflation adjustment results	—	117,956	191,427
Change in fair value of financial assets	6,104	—	—
Derivative contract results	11,933	(10,831)	(99,259)
Others	(1,862)	(9,984)	15,837

Other financial income (expenses), net	19,554	(39,756)	(69,640)